Movements of Deferred Tax Liabilities (Details) - Accelerated depreciation allowance [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Line Items]
Deferred tax liabilities (assets), beginning balance	$ (54)	$ (56)
Credit/(charge) for the year	9	2
Deferred tax liabilities (assets), ending balance	$ (45)	$ (54)